Income Tax Level 4 Deferred tax assets (liabilities) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Tax basis deferred policy acquisition costs	$ 79,000,000	$ 60,000,000
Unearned premium reserve and other underwriting related reserves	1,000,000	4,000,000
VOBA and reserves	567,000,000	557,000,000
Net operating loss carryover	102,000,000	166,000,000
Employee benefits	7,000,000	4,000,000
Foreign tax credit carryover	18,000,000	13,000,000
Deferred reinsurance gain	198,000,000	210,000,000
Other	11,000,000	15,000,000
Total deferred tax assets	983,000,000	1,029,000,000
Components of Deferred Tax Liabilities [Abstract]
Investment related items	145,000,000	150,000,000
Deferred Tax Liabilities, Net	505,000,000	348,000,000
Net deferred tax assets	$ 478,000,000	681,000,000
Valuation Allowance, Deferred Tax Asset, Explanation of Change	The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 484,000,000	790,000,000
Net unrealized gain on investments	360,000,000	198,000,000
Commonwealth [Member]
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Net operating loss carryover	363,000,000	353
Expiring within Tax Years 2028 to 2030
Components of Deferred Tax Liabilities [Abstract]
Expected Tax Benefit Attributable to Net Operating Losses Domestic Near term	$ 121,000,000	$ 437,000,000